UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2012

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus

Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
25	Notes to Financial Statements
35	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Midcap Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Midcap Index Fund, Inc., covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had stabilized at the start of the reporting period in the wake of sharp declines stemming from the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and disappointing economic data. Fortunately, employment gains, increased manufacturing activity and other positive economic news over the final months of 2011 alleviated investors’ most serious concerns, and better business fundamentals during the first four months of 2012 sparked strong market rallies.As a result, most broad measures of U.S. stock market performance produced double-digit gains for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Midcap Index Fund produced a total return of 12.23%.1 The Standard & Poor’s MidCap 400 Index (“S&P 400 Index”), the fund’s benchmark, produced a total return of 12.48% for the same period.2,3

Improving economic fundamentals in the United States and progress in forestalling a banking crisis in Europe drove stocks of midcap companies broadly higher over the reporting period. The difference in returns between the fund and the S&P 400 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 400 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

Markets Bolstered by Improving Economic Fundamentals

Stocks across all capitalization ranges had floundered in the months prior to the reporting period due to a number of macroeconomic concerns, including an unprecedented downgrade of Standard & Poor’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union, fears

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of inflation and an economic slowdown in China, and uncertainties regarding the strength and sustainability of the U.S. economic recovery. These issues led investors to focus on traditional safe havens, including U.S.Treasury securities and well-established companies with track records of consistent earnings growth, financial stability and dividend payments.

Fortunately, economic conditions appeared to improve over the final months of 2011 and early 2012, driven by a declining U.S. unemployment rate, increased manufacturing activity, higher levels of consumer confidence and greater capital spending by businesses. In addition, the Federal Reserve Board launched Operation Twist, a stimulative program designed to boost lending activity by reducing longer term interest rates through massive purchases of long-term U.S. Treasury securities. The European Central Bank took what were regarded as credible steps to address problems in the region’s banking system, forestalling a more serious financial crisis through the Long Term Refinancing Operation (LTRO). Meanwhile, inflationary pressures and economic concerns moderated in China. In response, investors became more tolerant of risks, and they shifted their attention to more speculative, growth-oriented segments of the equity markets, including midcap stocks.

Investors Favored Financial and Consumer-Oriented Stocks

In this environment, nine of the 10 economic sectors represented in the S&P 400 Index posted positive absolute returns for the reporting period.The financials sector led the market’s advance, fueled by gains among real estate investment trusts (REITs) that encountered better business conditions for commercial tenants, higher occupancy rates in urban areas, and rising investor demand for dividend income. Midsize banks also fared well when revenues were boosted by higher mortgage lending activity.

In the capital goods sector, the recovering economy helped suppliers of home improvement products, security equipment and other relatively costly items. In the consumer discretionary area, retailers benefited from greater consumer spending on a variety of goods and services, including auto repair, footwear and sporting goods. Some homebuilders that had been hit particularly hard during the housing market downturn saw growth during the reporting period for the first time in several years.

The energy sector was the only market segment represented in the S&P 400 Index to post a negative absolute return for the reporting period. Coal stocks declined sharply as competition intensified from cheaper natural gas and environmental regulations became more rigorous.The information technology sector produced positive absolute returns but lagged midcap market averages, primarily due to weakness among semiconductor manufacturers hurt by market share gains from lower cost, more innovative chipmakers in overseas markets.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 400 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.
Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®” and “S&P MidCap 400®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.
The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

Expenses paid per $1,000†	$2.64
Ending value (after expenses)	$1,122.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2012 (Unaudited)

Common Stocks—96.5%	Shares	Value ($)
Consumer Discretionary—12.7%
Aaron’s	161,999	4,401,513
Advance Auto Parts	153,512	14,092,402
Aeropostale	167,554[a]	3,716,348
AMC Networks, Cl. A	122,295[a]	5,197,537
American Eagle Outfitters	406,922	7,328,665
ANN	108,027[a]	2,991,268
Ascena Retail Group	289,310[a]	5,925,069
Bally Technologies	90,715[a]	4,404,213
Barnes & Noble	88,773[a,b]	1,842,040
Bob Evans Farms	61,840	2,364,762
Brinker International	169,641	5,338,602
Carter’s	107,827[a]	5,855,006
Cheesecake Factory	115,205[a]	3,628,957
Chico’s FAS	359,597	5,523,410
Cinemark Holdings	214,237	4,918,882
Collective Brands	132,177[a]	2,745,316
Deckers Outdoor	80,840[a]	4,123,648
Dick’s Sporting Goods	202,077	10,225,096
DreamWorks Animation SKG, Cl. A	147,334[a,b]	2,653,485
Foot Locker	320,017	9,789,320
Gentex	304,194	6,683,142
Guess?	142,162	4,162,503
Hanesbrands	203,297[a]	5,737,041
HSN	83,083	3,215,312
International Speedway, Cl. A	61,665	1,645,839
ITT Educational Services	42,721[a,b]	2,820,440
John Wiley & Sons, Cl. A	98,768	4,463,326
KB Home	147,596[b]	1,281,133
Lamar Advertising, Cl. A	122,438[a,b]	3,895,977
Life Time Fitness	90,153[a,b]	4,197,524
LKQ	310,706[a]	10,393,116
Matthews International, Cl. A	62,818	1,884,540
MDC Holdings	82,119	2,308,365
Meredith	79,828[b]	2,301,441
Mohawk Industries	119,405[a]	8,002,523

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
New York Times, Cl. A	259,519	[a]	1,637,565
NVR	10,558	[a]	8,276,839
Office Depot	609,763	[a]	1,853,680
Panera Bread, Cl. A	62,774	[a]	9,913,270
PetSmart	236,458		13,776,043
Polaris Industries	144,815		11,504,104
PVH	143,159		12,712,519
RadioShack	205,347	[b]	1,063,697
Regis	124,516	[b]	2,284,869
Rent-A-Center	124,113		4,245,906
Saks	330,303	[a,b]	3,620,121
Scholastic	52,734		1,611,024
Scientific Games, Cl. A	126,863	[a]	1,288,928
Service Corporation International	469,289		5,434,367
Signet Jewelers	184,302		8,988,409
Sotheby’s	143,816		5,654,845
Strayer Education	25,198	[b]	2,486,539
Thor Industries	92,177		3,118,348
Toll Brothers	307,627	[a]	7,813,726
Tractor Supply	150,518		14,812,476
Tupperware Brands	118,912		7,407,028
Under Armour, Cl. A	76,801	[a]	7,521,122
Valassis Communications	91,060	[a,b]	1,821,200
Warnaco Group	86,112	[a]	4,560,492
Wendy’s	622,151		3,029,875
Williams-Sonoma	219,887		8,507,428
WMS Industries	119,582	[a]	2,930,955
			327,933,136
Consumer Staples—4.0%
Church & Dwight	302,946		15,389,657
Corn Products International	160,772		9,173,650
Energizer Holdings	140,565[a]		10,026,501
Flowers Foods	240,111		5,150,381
Green Mountain Coffee Roasters	275,120	[a,b]	13,412,100
Harris Teeter Supermarkets	103,078		3,913,872
Lancaster Colony	41,267		2,691,021

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
Monster Beverage	320,816[a]	20,840,207
Post Holdings	58,429[a]	1,738,263
Ralcorp Holdings	116,858[a]	8,508,431
Smithfield Foods	342,934[a]	7,187,897
SUPERVALU	447,703	2,659,356
Tootsie Roll Industries	52,837[b]	1,258,049
Universal	49,445	2,266,064
		104,215,449
Energy—5.3%
Arch Coal	442,408[b]	4,317,902
Atwood Oceanics	120,173[a]	5,327,269
Bill Barrett	99,574[a]	2,387,784
CARBO Ceramics	42,238[b]	3,551,793
Cimarex Energy	181,652	12,553,970
Dresser-Rand Group	158,031[a]	7,692,949
Dril-Quip	72,714[a]	4,900,196
Forest Oil	237,726[a]	3,166,510
Helix Energy Solutions Group	223,882[a]	4,569,432
HollyFrontier	440,773	13,584,624
Northern Oil and Gas	134,680[a,b]	2,616,832
Oceaneering International	228,931	11,819,708
Oil States International	108,652[a]	8,646,526
Patriot Coal	195,143[a,b]	1,137,684
Patterson-UTI Energy	324,801	5,252,032
Plains Exploration & Production	271,022[a]	11,071,249
Quicksilver Resources	250,545[a,b]	1,177,561
SM Energy	135,627	8,966,301
Superior Energy Services	332,304[a]	8,945,624
Tidewater	108,580	5,975,157
Unit	86,588[a]	3,658,343
World Fuel Services	151,041	6,654,866
		137,974,312
Financial—20.7%
Affiliated Managers Group	112,848[a]	12,821,790
Alexandria Real Estate Equities	131,364[c]	9,841,791
Alleghany	30,552[a]	10,476,281

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
American Campus Communities	157,603[c]	7,005,453
American Financial Group	162,722	6,333,140
Apollo Investment	412,609	2,991,415
Arthur J. Gallagher & Co.	240,194	9,021,687
Aspen Insurance Holdings	150,365	4,258,337
Associated Banc-Corp	369,302	4,922,796
Astoria Financial	180,477	1,748,822
BancorpSouth	170,960	2,302,831
Bank of Hawaii	99,055	4,842,799
BioMed Realty Trust	326,808[c]	6,477,335
BRE Properties	159,745[c]	8,386,612
Brown & Brown	243,077	6,555,787
Camden Property Trust	166,134[c]	11,242,288
Cathay General Bancorp	168,221	2,896,766
CBOE Holdings	189,575	5,012,363
City National	99,593	5,304,323
Commerce Bancshares	166,343	6,670,354
Corporate Office Properties Trust	153,580[c]	3,616,809
Cullen/Frost Bankers	129,979	7,663,562
Duke Realty	545,491[c]	8,084,177
East West Bancorp	316,470	7,206,022
Eaton Vance	244,344	6,426,247
Equity One	124,690[c]	2,591,058
Essex Property Trust	73,425[c]	11,598,947
Everest Re Group	113,154	11,213,561
Federal Realty Investment Trust	134,506[c]	13,539,374
Fidelity National Financial, Cl. A	467,357	9,005,969
First American Financial	221,262	3,706,139
First Niagara Financial Group	738,410	6,601,385
FirstMerit	231,087	3,882,262
Fulton Financial	419,951	4,405,286
Greenhill & Co.	60,027	2,332,049
Hancock Holding	177,216	5,702,811
Hanover Insurance Group	95,572	3,857,286
HCC Insurance Holdings	221,709	7,085,820
Highwoods Properties	152,248[c]	5,287,573

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Home Properties	100,900[c]	6,159,945
Hospitality Properties Trust	262,329[c]	7,235,034
International Bancshares	113,064	2,230,753
Janus Capital Group	389,040	2,948,923
Jefferies Group	316,499[b]	5,041,829
Jones Lang LaSalle	92,342	7,381,819
Kemper	104,907	3,146,161
Liberty Property Trust	246,190[c]	8,973,625
Macerich	279,398[c]	17,202,535
Mack-Cali Realty	183,258[c]	5,263,170
Mercury General	77,169	3,487,267
MSCI, Cl. A	255,713[a]	9,356,539
National Retail Properties	222,754[b,c]	6,099,005
New York Community Bancorp	926,624	12,500,158
Old Republic International	537,928	5,352,384
Omega Healthcare Investors	215,717[b,c]	4,618,501
Potlatch	82,719[c]	2,589,105
Prosperity Bancshares	98,236	4,582,709
Protective Life	175,131	5,124,333
Raymond James Financial	235,215	8,613,573
Rayonier	258,426[c]	11,719,619
Realty Income	282,354[b,c]	11,107,806
Regency Centers	188,139[c]	8,458,729
Reinsurance Group of America	153,853	8,945,013
SEI Investments	310,488	6,268,753
Senior Housing Properties Trust	345,068[c]	7,619,101
Signature Bank	98,075[a]	6,442,547
SL Green Realty	182,484[c]	15,043,981
StanCorp Financial Group	93,542	3,590,142
SVB Financial Group	92,213[a]	5,909,931
Synovus Financial	1,648,903[b]	3,462,696
Taubman Centers	122,876[c]	9,483,570
TCF Financial	329,713	3,781,808
Trustmark	136,744	3,480,135
UDR	471,093[c]	12,403,879
Valley National Bancorp	391,240[b]	4,929,624

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
W.R. Berkley	233,169	8,781,145
Waddell & Reed Financial, Cl. A	179,291	5,733,726
Washington Federal	230,061	4,035,270
Webster Financial	154,504	3,511,876
Weingarten Realty Investors	256,766[b,c]	6,819,705
Westamerica Bancorporation	61,554	2,823,482
		535,179,213
Health Care—10.0%
Allscripts Healthcare Solutions	402,291[a]	4,457,384
AMERIGROUP	100,603[a]	6,213,241
Bio-Rad Laboratories, Cl. A	41,330[a]	4,463,227
Catalyst Health Solutions	106,298[a]	9,180,958
Charles River Laboratories International	104,239[a]	3,703,612
Community Health Systems	191,003[a]	4,649,013
Cooper	101,300	8,931,621
Covance	124,159[a]	5,805,675
Endo Pharmaceuticals Holdings	247,766[a]	8,706,497
Gen-Probe	95,880[a]	7,819,014
Health Management Associates, Cl. A	533,187[a]	3,838,946
Health Net	176,314[a]	6,278,542
Henry Schein	191,128[a]	14,667,163
Hill-Rom Holdings	130,686	4,240,761
HMS Holdings	180,715[a]	4,348,003
Hologic	557,679[a]	10,662,822
IDEXX Laboratories	116,472[a]	10,241,383
LifePoint Hospitals	100,233[a]	3,911,092
Lincare Holdings	184,291	4,496,700
Masimo	125,702[a]	2,781,785
Medicis Pharmaceutical, Cl. A	124,500	4,789,515
Mednax	103,792[a]	7,290,350
Mettler-Toledo International	66,395[a]	11,905,951
Omnicare	242,496	8,448,561
Owens & Minor	134,301	3,926,961
Regeneron Pharmaceuticals	160,934[a]	21,767,933
ResMed	305,084[a]	10,375,907
STERIS	124,111	3,898,326

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Techne	77,371		5,179,215
Teleflex	86,546		5,423,838
Thoratec	23,869	[a]	4,311,880
United Therapeutics	112,831	[a]	4,936,356
Universal Health Services, Cl. B	205,200		8,764,092
VCA Antech	181,819	[a]	4,301,838
Vertex Pharmaceuticals	444,124	[a]	17,089,891
WellCare Health Plans	89,630	[a]	5,483,563
			257,291,616
Industrial—16.4%
Acuity Brands	88,789		4,934,005
Aecom Technology	247,154	[a]	5,454,689
AGCO	206,034	[a]	9,595,003
Alaska Air Group	148,322	[a]	5,013,284
Alexander & Baldwin	88,845		4,545,310
Alliant Techsystems	68,763		3,665,068
AMETEK	339,007		17,062,222
BE Aerospace	218,728	[a]	10,286,778
Brink’s	98,740		2,507,996
Carlisle	129,266		7,117,386
CLARCOR	106,748		5,126,039
Clean Harbors	98,798	[a]	6,741,976
Con-way	116,803		3,796,097
Copart	226,772	[a]	5,989,049
Corporate Executive Board	71,725		2,967,263
Corrections Corp. of America	210,204	[a]	6,072,794
Crane	103,872		4,583,871
Deluxe	108,915		2,593,266
Donaldson	314,498		10,900,501
Esterline Technologies	65,224	[a]	4,467,192
Exelis	384,248		4,430,379
Fortune Brands Home & Security	330,593	[a]	7,517,685
FTI Consulting	87,582	[a]	3,182,730
Gardner Denver	106,506		6,937,801
GATX	97,676		4,187,370
General Cable	105,770	[a]	3,113,869

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Graco	124,667	6,645,998
Granite Construction	73,248	2,039,224
Harsco	172,046	3,836,626
Herman Miller	121,704	2,376,879
HNI	92,702	2,235,972
Hubbell, Cl. B	125,783	10,092,828
Huntington Ingalls Industries	102,582[a]	4,046,860
IDEX	174,590	7,561,493
ITT	199,700	4,485,262
JB Hunt Transport Services	188,666	10,438,890
JetBlue Airways	426,874[a]	2,027,651
Kansas City Southern	232,533	17,909,692
KBR	313,061	10,600,245
Kennametal	168,624	7,120,992
Kirby	118,089[a]	7,837,567
Korn/Ferry International	97,526[a]	1,575,045
Landstar System	99,123	5,310,019
Lennox International	108,667	4,716,148
Lincoln Electric Holdings	175,758	8,613,900
Manpower	169,566	7,223,512
Mine Safety Appliances	63,413	2,692,516
MSC Industrial Direct, Cl. A	96,784	7,133,949
Nordson	120,865	6,514,623
Oshkosh	191,177[a]	4,364,571
Pentair	206,350	8,943,209
Regal-Beloit	86,928	5,879,810
Rollins	134,946	2,867,602
Shaw Group	137,475[a]	4,161,368
SPX	108,288	8,314,353
Terex	233,888[a]	5,295,224
Thomas & Betts	110,543[a]	7,949,147
Timken	178,217	10,071,043
Towers Watson & Co., Cl. A	107,986	7,062,284
Trinity Industries	170,356	5,042,538
Triumph Group	91,770	5,764,991
United Rentals	174,655[a,b]	8,152,895

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
URS	169,078	6,984,612
UTi Worldwide	219,484	3,658,798
Valmont Industries	47,827	5,927,200
Wabtec	101,811	7,918,860
Waste Connections	261,635	8,432,496
Watsco	60,439	4,348,586
Werner Enterprises	95,767	2,262,017
Woodward	127,396	5,298,400
		424,525,518
Information Technology—15.7%
ACI Worldwide	82,917[a]	3,305,072
Acxiom	163,139[a]	2,239,898
ADTRAN	133,817	4,084,095
Advent Software	70,324[a]	1,898,045
Alliance Data Systems	104,887[a,b]	13,476,931
ANSYS	195,743[a]	13,128,483
AOL	200,898[a]	5,030,486
Arrow Electronics	234,811[a]	9,873,803
Atmel	955,592[a]	8,476,101
Avnet	307,036[a]	11,077,859
Broadridge Financial Solutions	260,127	6,037,548
Cadence Design Systems	578,519[a]	6,751,317
Ciena	202,454[a]	3,000,368
Compuware	456,513[a]	3,980,793
Concur Technologies	98,561[a]	5,574,610
Convergys	252,977[a]	3,382,302
CoreLogic	221,777[a]	3,703,676
Cree	242,159[a,b]	7,482,713
Cypress Semiconductor	323,090[a]	5,007,895
Diebold	132,395	5,222,983
DST Systems	70,685	3,956,946
Equinix	98,767[a,b]	16,217,541
FactSet Research Systems	94,800	9,940,728
Fair Isaac	74,322	3,188,414
Fairchild Semiconductor International	268,792[a]	3,808,783
Gartner	198,821[a]	8,708,360

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Global Payments	164,489	7,637,224
Informatica	225,580[a]	10,381,192
Ingram Micro, Cl. A	322,797[a]	6,281,630
Integrated Device Technology	300,731[a]	2,035,949
International Rectifier	142,449[a]	3,109,662
Intersil, Cl. A	270,227	2,775,231
Itron	85,440[a]	3,485,952
Jack Henry & Associates	181,684	6,169,989
Lam Research	251,714[a,b]	10,483,888
Lender Processing Services	180,440	4,790,682
ManTech International, Cl. A	49,955	1,569,586
MEMC Electronic Materials	471,419[a]	1,692,394
Mentor Graphics	197,313[a]	2,851,173
MICROS Systems	169,525[a]	9,634,106
Monster Worldwide	264,310[a]	2,280,995
National Instruments	197,152	5,362,534
NCR	334,432[a]	7,859,152
NeuStar, Cl. A	141,923[a]	5,158,901
Parametric Technology	249,769[a]	5,390,015
Plantronics	91,041	3,488,691
Polycom	376,255[a]	4,992,904
QLogic	213,604[a]	3,684,669
Quest Software	119,504[a]	2,780,858
Rackspace Hosting	219,526[a]	12,752,265
RF Micro Devices	583,097[a]	2,524,810
Riverbed Technology	328,764[a]	6,486,514
Rovi	227,181[a]	6,497,377
Semtech	141,298[a]	3,851,783
Silicon Laboratories	88,554[a]	3,142,781
Skyworks Solutions	398,853[a]	10,824,870
Solera Holdings	148,261	6,662,849
Synopsys	307,538[a]	9,229,215
Tech Data	87,088[a]	4,684,464
Tellabs	763,154	2,877,091
TIBCO Software	351,049[a]	11,549,512
Trimble Navigation	261,319[a]	14,147,811

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
ValueClick	171,344[a]	3,629,066
VeriFone Systems	223,261[a]	10,636,154
Vishay Intertechnology	328,459[a]	3,685,310
Wright Express	81,915[a]	5,227,815
Zebra Technologies, Cl. A	109,695[a]	4,255,069
		405,117,883
Materials—6.3%
Albemarle	186,664	12,189,159
AptarGroup	140,369	7,651,514
Ashland	165,565	10,905,767
Cabot	133,485	5,757,208
Carpenter Technology	92,573	5,152,613
Commercial Metals	242,840	3,589,175
Compass Minerals International	69,262	5,299,928
Cytec Industries	96,836	6,155,865
Domtar	77,535	6,782,762
Greif, Cl. A	64,222	3,444,868
Intrepid Potash	112,593[a]	2,797,936
Louisiana-Pacific	291,702[a]	2,639,903
Martin Marietta Materials	96,965[b]	8,036,459
Minerals Technologies	38,635	2,592,408
NewMarket	22,411	5,002,583
Olin	170,925	3,582,588
Packaging Corp. of America	204,290	5,963,225
Reliance Steel & Aluminum	159,017	8,887,460
Rock-Tenn, Cl. A	149,526	9,319,956
RPM International	274,185	7,285,095
Scotts Miracle-Gro, Cl. A	91,152	4,776,365
Sensient Technologies	105,425	3,916,539
Silgan Holdings	103,277	4,530,762
Sonoco Products	209,161	6,929,504
Steel Dynamics	464,234	5,928,268
Valspar	198,257	10,140,846
Worthington Industries	111,355	1,986,573
		161,245,329

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Telecommunication Services—.5%
Telephone & Data Systems	204,814	4,974,932
TW Telecom	313,928[a]	6,837,352
		11,812,284
Utilities—4.9%
Alliant Energy	235,216	10,641,172
Aqua America	289,883	6,583,243
Atmos Energy	189,060	6,159,575
Black Hills	91,783	3,029,757
Cleco	127,869	5,217,055
Energen	151,361	7,928,289
Great Plains Energy	288,162	5,884,268
Hawaiian Electric Industries	200,979	5,333,983
IDACORP	104,413	4,253,786
MDU Resources Group	396,310	9,091,351
National Fuel Gas	175,609	8,309,818
NV Energy	500,604	8,335,057
OGE Energy	207,742	11,209,758
PNM Resources	165,760	3,109,658
Questar	372,994	7,366,631
UGI	237,714	6,936,494
Vectren	171,580	5,053,031
Westar Energy	266,318	7,640,663
WGL Holdings	109,369	4,386,791
		126,470,380
Total Common Stocks
(cost $1,951,491,243)		2,491,765,120
	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.05%, 5/24/12	3,460,000[d]	3,459,862
0.06%, 6/21/12	1,705,000[d]	1,704,828
Total Short-Term Investments
(cost $5,164,732)		5,164,690

Other Investment—3.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $90,090,791)	90,090,791[e]	90,090,791

Investment of Cash Collateral
for Securities Loaned—3.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $94,625,176)	94,625,176[e]	94,625,176

Total Investments (cost $2,141,371,942)	103.9%	2,681,645,777
Liabilities, Less Cash and Receivables	(3.9%)	(99,958,292)
Net Assets	100.0%	2,581,687,485

a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was $93,870,124 and the value of the collateral held by the fund was $97,007,228, consisting of cash collateral of $94,625,176 and
U.S. Government & Agency securities valued at $2,382,052.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	20.7	Materials	6.3
Industrial	16.4	Energy	5.3
Information Technology	15.7	Utilities	4.9
Consumer Discretionary	12.7	Consumer Staples	4.0
Health Care	10.0	Telecommunication Services	.5
Short-Term/
Money Market Investments	7.4		103.9

† Based on net assets.
See notes to financial statements.

The Fund 19

STATEMENT OF FINANCIAL FUTURES

April 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2012	($)
Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	938	92,824,480	June 2012	1,245,215

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $93,870,124)—Notes 1(b):
Unaffiliated issuers	1,956,655,975	2,496,929,810
Affiliated issuers	184,715,967	184,715,967
Cash		2,046,070
Receivable for shares of Common Stock subscribed		2,294,129
Receivable for investment securities sold		1,377,133
Dividends, interest and securities lending income receivable		1,210,321
		2,688,573,430
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,026,088
Liability for securities on loan—Note 1(b)		94,625,176
Payable for shares of Common Stock redeemed		5,913,561
Payable for investment securities purchased		4,547,344
Payable for futures variation margin—Note 4		763,276
Accrued expenses		10,500
		106,885,945
Net Assets ($)		2,581,687,485
Composition of Net Assets ($):
Paid-in capital		2,006,209,868
Accumulated undistributed investment income—net		6,389,131
Accumulated net realized gain (loss) on investments		27,569,436
Accumulated net unrealized appreciation (depreciation)
on investments (including $1,245,215 net unrealized
appreciation on financial futures)		541,519,050
Net Assets ($)		2,581,687,485
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		88,149,392
Net Asset Value, offering and redemption price per share ($)		29.29
See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	17,658,248
Affiliated issuers	23,432
Income from securities lending—Note 1(b)	210,254
Interest	650
Total Income	17,892,584
Expenses:
Management fee—Note 3(a)	3,004,700
Shareholder servicing costs—Note 3(b)	3,004,700
Directors’ fees—Note 3(a)	51,843
Loan commitment fees—Note 2	8,687
Total Expenses	6,069,930
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(51,843)
Net Expenses	6,018,087
Investment Income—Net	11,874,497
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	53,105,862
Net realized gain (loss) on financial futures	6,196,769
Net Realized Gain (Loss)	59,302,631
Net unrealized appreciation (depreciation) on investments	207,366,156
Net unrealized appreciation (depreciation) on financial futures	629,150
Net Unrealized Appreciation (Depreciation)	207,995,306
Net Realized and Unrealized Gain (Loss) on Investments	267,297,937
Net Increase in Net Assets Resulting from Operations	279,172,434
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	11,874,497	15,937,322
Net realized gain (loss) on investments	59,302,631	99,878,176
Net unrealized appreciation
(depreciation) on investments	207,995,306	63,029,624
Net Increase (Decrease) in Net Assets
Resulting from Operations	279,172,434	178,845,122
Dividends to Shareholders from ($):
Investment income—net	(16,507,502)	(19,304,456)
Net realized gain on investments	(95,407,774)	(33,758,375)
Total Dividends	(111,915,276)	(53,062,831)
Capital Stock Transactions ($):
Net proceeds from shares sold	347,742,567	783,432,779
Dividends reinvested	104,048,555	49,197,626
Cost of shares redeemed	(339,503,631)	(857,363,779)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	112,287,491	(24,733,374)
Total Increase (Decrease) in Net Assets	279,544,649	101,048,917
Net Assets ($):
Beginning of Period	2,302,142,836	2,201,093,919
End of Period	2,581,687,485	2,302,142,836
Undistributed investment income—net	6,389,131	11,022,136
Capital Share Transactions (Shares):
Shares sold	12,521,917	27,510,306
Shares issued for dividends reinvested	4,045,898	1,753,164
Shares redeemed	(12,240,476)	(30,150,682)
Net Increase (Decrease) in Shares Outstanding	4,327,339	(887,212)

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012				Year Ended October 31,
(Unaudited)			2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	27.46		25.98	20.66	18.95	33.19	29.91
Investment Operations:
Investment income—net[a]	.14		.18	.25	.26	.31	.38
Net realized and
unrealized gain
(loss) on investments	3.03		1.91	5.31	2.73	(11.42)	4.36
Total from
Investment Operations	3.17		2.09	5.56	2.99	(11.11)	4.74
Distributions:
Dividends from
investment income—net	(.20)		(.22)	(.24)	(.32)	(.35)	(.28)
Dividends from net realized
gain on investments	(1.14)		(.39)	—	(.96)	(2.78)	(1.18)
Total Distributions	(1.34)		(.61)	(.24)	(1.28)	(3.13)	(1.46)
Net asset value,
end of period	29.29		27.46	25.98	20.66	18.95	33.19
Total Return (%)	12.23	[b]	8.00	27.05	17.89	(36.64)	16.45
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	.99	[c]	.64	1.07	1.45	1.16	1.20
Portfolio Turnover Rate	6.09	[b]	19.40	14.15	21.72	24.48	22.53
Net Assets,
end of period
($ x 1,000)	2,581,687		2,302,143	2,201,094	1,758,165	1,581,926	2,491,415

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective seeks to match the performance of the Standard & Poor’s® MidCap 400 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,479,117,913	—	—	2,479,117,913
Equity Securities—
Foreign†	12,647,207	—	—	12,647,207
Mutual Funds	184,715,967	—	—	184,715,967
U.S. Treasury	—	5,164,690	—	5,164,690
Other Financial
Instruments:
Futures††	1,245,215	—	—	1,245,215

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012,The Bank of New York Mellon earned $90,109 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $19,304,456 and long-term capital gains $33,758,375.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Directors, fees and expenses of independent counsel to the fund, Shareholder Services Plan fees and extraordinary expenses.The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Directors and fees and expenses of independent counsel to the fund and to the non-interested Directors. Each Board Director also serves as a Director of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended April 30, 2012, fees reimbursed by the Manager amounted to $51,843.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, the fund was charged $3,004,700 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $523,010 and shareholder services plan fees $523,010, which are offset against a directors’ fee reimbursement currently in effect in the amount of $19,932.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2012, amounted to $144,048,015 and $205,826,027, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearing-house guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Equity futures contracts	59,016,044

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2012, accumulated net unrealized appreciation on investments was $540,273,835, consisting of $695,091,431 gross unrealized appreciation and $154,817,596 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and several hundred other entities and individuals have been named as defendants in an adversary proceeding pending in the United States Bankruptcy Court for the Southern District of New York (Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al.,Adv. Pro. No. 10-04609).The complaint alleges that payments made to shareholders of Lyondell Chemical Company (“Lyondell”) in connection with the acquisition of Lyondell by Basell AF S.C.A. in a cash-out merger in or around December, 2007 constitute constructive or intentional “fraudulent transfers” under applicable state law and seeks to recover from the former Lyondell shareholders the payments received for the shares.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcome of the pending litigation. Consequently, at this time, management is unable to estimate the possible loss that may result.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above or at the Performance Group median and above the Performance Universe median for the various periods. Dreyfus representatives also noted that the fund ranked in the first quartile of the Performance Universe for four of six periods shown. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and at the Expense Universe median and the fund’s total expenses were below the Expense Group median and at the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 39

NOTES

For More Information

Ticker Symbol: PESPX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	06/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	06/26/2012

By: /s/ James Windels
James Windels, Treasurer
Date:	06/26/2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)